Effects on Initial Application of IFRS 9 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 39 - Summary of Carrying Amount of Financial Assets Transferred (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Measured at fair value through other comprehensive income	$ 174,357	$ 5,696
Measured at amortized cost	268,271	8,763
Financial assets	9,932,223	324,476			$ 12,225,182
Retained earnings	$ 3,602,663	$ 117,696			$ 2,815,966
Financial assets at fair value, class [member]
Disclosure of financial assets [Line Items]
Measured at fair value through profit or loss			$ 493
Measured at fair value through other comprehensive income			50,801
Financial assets			51,294
Impairment loss adjustment [member]
Disclosure of financial assets [Line Items]
Measured at fair value through other comprehensive income			28,584
Financial assets			28,584
IAS 39 [member]
Disclosure of financial assets [Line Items]
Measured at cost			20,890
Other financial assets			70,241	$ 2,295
Financial assets			91,131
IFRS 9 [member]
Disclosure of financial assets [Line Items]
Measured at fair value through profit or loss			11,433
Measured at fair value through other comprehensive income			89,335
Measured at amortized cost			70,241	2,295
Financial assets			171,009
Transferred into and measured at fair value through profit or loss [member]
Disclosure of financial assets [Line Items]
Measured at cost			(10,940)
Measured at fair value through profit or loss			10,940
Transferred into and measured at fair value through other comprehensive income [member]
Disclosure of financial assets [Line Items]
Measured at cost			(9,950)
Measured at fair value through other comprehensive income			9,950
Transfer into and measured at amortized cost [member]
Disclosure of financial assets [Line Items]
Other financial assets			(70,241)
Measured at amortized cost			70,241
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings			(1,940)	$ (63)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [Line Items]
Retained earnings			493
Other equity interest			79,385
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Impairment loss adjustment [member]
Disclosure of financial assets [Line Items]
Retained earnings			28,584
Other equity interest			(28,584)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Income tax adjustment [member]
Disclosure of financial assets [Line Items]
Other equity interest			(8,636)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Retained earnings			29,077
Other equity interest			$ 42,165